Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	70 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000005515
Average Annual Return [Line Items]
Average Annual Return, Percent	12.17%	10.74%		10.75%
Without Sales Load [Member] | C000005516
Average Annual Return [Line Items]
Average Annual Return, Percent	11.89%	10.46%		10.48%
Without Sales Load [Member] | C000159681
Average Annual Return [Line Items]
Average Annual Return, Percent	12.30%	10.88%		10.90%
Without Sales Load [Member] | C000219322
Average Annual Return [Line Items]
Average Annual Return, Percent	12.94%	11.54%	19.68%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%		14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%		14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%		14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	21.42%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.91%	11.33%		10.53%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.91%	11.33%		10.53%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.91%	11.33%		10.53%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.91%	11.33%	17.59%